IPO - Millicom's operations in Tanzania (Details)	1 Months Ended
Jun. 30, 2016
Tigo Tanzania [Member]
Disclosure of classes of share capital [line items]
Percentage of Outstanding Capital Required to be Sold in Public Offering	25.00%